COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under
non-cancellable
operating lease agreements at March 31, 2021 were as follows:

For the six months ended September 30, 2021	380,933
For the twelve months ended September 30, 2022	888,599
For the twelve months ended September 30, 2023	774,378
For the twelve months ended September 30, 2024	606,808
For the twelve months ended September 30, 2025	486,649
Thereafter	796,652

Total	3,934,019